Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations And Disposal Groups
Schedule Of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet And Additional Disclosures Text Block
	Years ended December 31,
(In thousands)	2015	2014

Net interest income	$-	$61,352
Provision (reversal) for loan losses	-	(6,764)
Net gain on sale of regions	-	33,829
Other non-interest income	-	27,823
Total non-interest income	-	61,652
Operating expenses:
Personnel costs	-	36,675
Net occupancy expenses	-	3,086
Professional fees (reversal)	(1,348)	15,642
Goodwill impairment charge	-	186,511
Other operating expenses	1	10,834
Total operating expenses	(1,347)	252,748
Net income (loss) from discontinued operations	$1,347	$(122,980)